Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax [Abstract]
Deferred income tax expenses
Net operating losses for income tax purposes	4,168,622	1,615,645
Loss carry forwards	$ 1,710,000	$ 662,000